Long-term Debt - Summary of Future Maturity of Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 01, 2024	Dec. 31, 2023
Maturities of Long-Term Debt [Abstract]
2025			$ 412
2026			412
2027			205
Thereafter			0
Long-term debt	$ 721	$ 1,029	$ 1,029	$ 1,441